Summary of Reconciliation of Segment Operating Revenues (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues	$ 31,065	$ 30,279	$ 29,786	$ 29,420	$ 30,045	$ 29,007	$ 28,552	$ 28,242	$ 120,550	$ 115,846	$ 110,875
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues									120,246	115,648	110,836
Corporate, Eliminations and Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues									$ 304	$ 198	$ 39